Schedule II - Condensed Financial Information of Registrant Statements of Operations and Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Condensed Financial Statements, Captions [Line Items]
Dividend income	$ 159.2	$ 167.3		$ 209.1
Other income	14.7	49.8		4.9
Total revenues	2,628.9	2,830.4	[1]	2,592.6	[1]
Expenses
General, administrative and corporate expenses	(418.0)	(410.9)		(521.6)
Other expenses	(10.8)	(10.8)		(1.7)
Income (loss) from operations before income taxes	35.1	(38.0)	[1]	(216.6)	[1]
Income tax (expense)	(5.3)	(18.4)	[1]	(22.9)	[1]
Net income/(loss)	29.8	(56.4)	[1],[2]	(239.5)	[1],[2]
Proportion due to non-controlling interest	0.0	0.0		1.2
Net (loss)/income attributable to Aspen Insurance Holdings Limited’s ordinary shareholders	29.8	(56.4)	[1]	(238.3)	[1]
Other Comprehensive Income:
Change in unrealized (losses)/gains on investments(1)	(157.9)	108.0		151.3
Other comprehensive (loss)/income, net of tax	(142.7)	96.4	[1]	130.3	[1]
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders	(112.9)	40.0	[1]	(108.0)	[1]
Parent Company
Condensed Financial Statements, Captions [Line Items]
Equity in net earnings/(losses) of subsidiaries and other investments, equity method (1)	(90.5)	(108.4)		(412.9)
Dividend income	193.0	141.5		270.0
Net realized and unrealized investment gains/(losses)	(0.5)	2.5		2.6
Total revenues	102.0	35.6		(140.3)
Expenses
General, administrative and corporate expenses	(54.6)	(74.6)		(70.2)
Interest expense	(14.3)	(14.3)		(25.7)
Other expenses	(3.3)	(3.1)		(3.3)
Income (loss) from operations before income taxes	29.8	(56.4)		(239.5)
Income tax (expense)	0.0	0.0		0.0
Net income/(loss)	29.8	(56.4)		(239.5)
Proportion due to non-controlling interest	0.0	0.0		1.2
Net (loss)/income attributable to Aspen Insurance Holdings Limited’s ordinary shareholders	29.8	(56.4)		(238.3)
Other Comprehensive Income:
Change in unrealized (losses)/gains on investments(1)	(158.6)	108.0		151.3
Net change from current period hedged transactions	(6.2)	0.3		4.0
Change in foreign currency translation adjustment (1)	21.4	(11.9)		(25.0)
Other comprehensive (loss)/income, net of tax	(143.4)	96.4		130.3
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders	$ (113.6)	$ 40.0		$ (108.0)

[1]	Net earned premium has been corrected for immaterial errors in relation to gross written premium and reinsurance premium payables for periods 2020 and prior. Net realized and unrealized exchange gains/(losses) and change in foreign currency translation adjustment have been corrected to account for the correction of foreign exchange movements on underwriting premium receivables which should have been matched with an underwriting premium receivable payment for periods 2020 and prior. Income tax expense has been corrected for historic current and deferred income taxes on Aspen U.K’s branches due to the deficiency in the completeness and accuracy of branch data and associated application thereof in respect of local tax rules in various jurisdictions. Total revenues, net income/(loss) and other comprehensive income/(loss) before and after income taxes have been corrected as a result of the corrections mentioned above for periods 2020 and 2019. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.
[2]	The opening balances for retained earnings, cumulative foreign currency translation, and the net loss and change for the year on foreign cumulative translation adjustments have been corrected to account for the corrections mentioned on the pages of the consolidated balance sheet and the consolidated statement of operations and other comprehensive income. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.